Deferred income tax - Unrecognised tax losses which can be carried forward against future taxable income (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Unrecognised tax losses	¥ 78,783,000	¥ 103,988,000
Within 5 years
Deferred income tax
Unrecognised tax losses	¥ 78,783,000	¥ 103,988,000